INFORMATION ON REPORTABLE SEGMENTS, CORPORATE EXPENSE AND OTHER - Financial Data for Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Revenues	$ 612.7	$ 589.5	$ 615.1	$ 571.2	$ 722.5	$ 681.5	$ 706.3	$ 659.3	$ 2,388.5	$ 2,769.6	$ 2,804.8
Income:
Income									145.5	254.6	231.2
Impairment of intangible assets									22.7	11.7	4.7
Special charges, net									42.6	14.2	16.0
Capital expenditures									57.0	40.7	23.4
Depreciation and amortization									61.9	65.8	69.9
Identifiable assets	3,304.2				4,028.1				3,304.2	4,028.1
Tangible long-lived assets	549.2				336.6				549.2	336.6	393.6
United States
Revenues:
Revenues									836.5	933.9	933.9
Income:
Tangible long-lived assets	312.7				119.0				312.7	119.0	108.3
United Kingdom
Revenues:
Revenues									316.5	417.5	482.7
China
Revenues:
Revenues									140.1	137.5	152.1
France
Revenues:
Revenues									136.3	176.8	155.3
Germany
Revenues:
Revenues									119.0	140.7	130.5
Denmark
Revenues:
Revenues									116.0	185.4	204.1
Other countries
Revenues:
Revenues									724.1	777.8	746.2
Other
Income:
Tangible long-lived assets	236.5				217.6				236.5	217.6	285.3
Reporting segments
Revenues:
Revenues									2,388.5	2,769.6	2,804.8
Income:
Income									293.2	385.8	330.8
Capital expenditures									57.0	40.7	23.4
Depreciation and amortization									61.9	65.8	69.9
Identifiable assets	3,304.2				4,028.1				3,304.2	4,028.1	4,490.7
Reporting segments | Food and Beverage
Revenues:
Revenues									869.8	965.3	961.5
Income:
Income									104.4	95.2	82.7
Special charges, net									25.8	4.6	3.0
Capital expenditures									24.5	12.8	7.3
Depreciation and amortization									16.8	22.7	20.1
Identifiable assets	925.0				969.6				925.0	969.6	1,122.4
Reporting segments | Power and Energy
Revenues:
Revenues									750.2	968.8	999.8
Income:
Income									83.8	159.3	119.5
Special charges, net									8.1	7.3	9.4
Capital expenditures									19.1	16.3	7.3
Depreciation and amortization									28.2	29.4	32.8
Identifiable assets	1,455.0				1,567.8				1,455.0	1,567.8	1,736.5
Reporting segments | Industrial
Revenues:
Revenues									768.5	835.5	843.5
Income:
Income									105.0	131.3	128.6
Special charges, net									6.0	1.4	2.0
Capital expenditures									5.1	6.9	7.6
Depreciation and amortization									14.2	13.4	16.5
Identifiable assets	638.7				662.5				638.7	662.5	724.9
Corporate
Income:
Corporate expense									71.6	73.1	70.9
Special charges, net									2.7	0.9	1.6
Capital expenditures									8.3	4.7	1.2
Depreciation and amortization									2.7	0.3	0.5
Identifiable assets	$ 285.5				$ 828.2				285.5	828.2	906.9
Segment reconciling items
Income:
Pension and postretirement expense									10.8	32.2	8.0
Impairment of intangible assets									22.7	11.7	4.7
Special charges, net									$ 42.6	$ 14.2	$ 16.0